Leases - Schedule of Commitments under Operating Leases Requiring Annual Payments (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 297
2021	270
2022	247
2023	221
2024	194
2025 and thereafter	1,126
Total	2,355
Less: amount representing interest	529
Total lease liabilities	1,826
Current operating liabilities	225
Non-current operating lease liabilities	1,601
Total lease liabilities	$ 1,826